Taxes Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable
Taxes Payable
9.	Taxes Payable

The Group’s subsidiaries, the VIE and subsidiaries of the VIE incorporated in China are subject to 6% VAT for services rendered, and all related taxes were paid in Chinese mainland.

The following is a summary of taxes payable as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB	RMB
VAT payables	19,438	19,896
Withheld individual income tax payables	30,521	17,613
Others	1,400	5,766
Total	51,359	43,275